Summary of number and weighted average exercise prices of deferred shares units (Details)	9 Months Ended
	Sep. 30, 2024 shares $ / shares	Sep. 30, 2023 shares $ / shares
Shareholders’ equity
Number of Options, Beginning | shares	74,371	64,735
Weighted average exercise price, beginning | $ / shares	$ 20.74	$ 20.53
Number of Options, Granted - Replacement options | shares	12,949	21,712
Weighted average exercise price, granted - Replacement options | $ / shares	$ 50.65	$ 19.06
Number of Options, Exercised | shares		(1,416)
Weighted average exercise price, exercised | $ / shares		$ 2.93
Number of Options, Canceled/Forfeited | shares	(7,258)	(5,939)
Weighted average exercise price, canceled/forfeited | $ / shares	$ 34.90	$ 19.06
Number of Options, Ending | shares	80,062	79,091
Weighted average exercise price, ending | $ / shares	$ 12.50	$ 20.53